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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):            [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Kensico Capital Management
Address:          55 Railroad Ave.
                  2nd Floor
                  Greenwich, CT 06830

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joseph Signorile
Title:            Chief Operating Officer
Phone:            (203) 862-5800

Signature, Place, and Date of Signing:

       /s/ Joseph Signorile                Greenwich, CT          08/14/06
 ---------------------------------      -------------------    --------------
           [Signature]                      [City, State]          [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

Form 13F File Number:
                      -------------------------

Name
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          ITEM 1               ITEM 2     ITEM 3       ITEM 4     ITEM 5         ITEM 6        ITEM 7         ITEM 8
                               TITLE                             SHARES OF              SHARED             VOTING AUTHORITY
                                OF        CUSIP         FAIR     PRINCIPAL Sole  SHARED OTHER   MAN-     SOLE   SHARED   NONE
NAME OF ISSUER                 CLASS      NUMBER       MKT VAL    AMOUNT   (A)    (B)     (C)  AGERS     (A)     (B)     (C)
--------------------------------------------------------------------------------------------------------------------------------
ACTIVIDENTITY CORP             OTC EQ    00506P103    2,435,564     534,115 X                  KENP    534,115
ALLEGHENY ENERGY INC           COMMON     17361106   19,332,005     521,500 X                  KENP    521,500
ALLIANCE IMAGING INC DEL       COMMON     18606202      473,600      74,000 X                  KENP     74,000
ALTRIA GROUP INC               COMMON    02209S103   46,503,733     633,307 X                  KENP    633,307
ASHLAND INC                    COMMON     44209104   76,091,360   1,140,800 X                  KENP  1,140,800
AT&T INC                       COMMON    00206R102   19,523,000     700,000 X                  KENP    700,000
ATI TECHOLOGIES INC            OTC EQ      1941103    7,440,160     509,600 X                  KENP    509,600
AVANCED AUTO PARTS INC         COMMON    00751Y106    5,780,000     200,000 X                  KENP    200,000
BERKSHIRE HATHAWAY INC-DEL     COMMON     84670108   14,482,122         158 X                  KENP        158
BOSTON SCIENTIFIC CORP         COMMON    101137107   35,466,337   2,106,077 X                  KENP  2,106,077
BRUNSWICK CORP                 COMMON    117043109    9,556,050     287,400 X                  KENP    287,400
CALLAWAY GOLF CO               COMMON    131193104    1,704,288     131,200 X                  KENP    131,200
CARMAX INC                     COMMON    143130102   15,070,500     425,000 X                  KENP    425,000
C-COR.NET CORPORATION          OTC EQ    125010108    8,815,290   1,141,877 X                  KENP  1,141,877
CENDANT CORP                   COMMON    151313103   56,783,682   3,485,800 X                  KENP  3,485,800
CERIDIAN CORP                  COMMON    156779100    4,824,456     197,400 X                  KENP    197,400
CITIZENS COMMUNICATIONS CO     COMMON    17453B101    7,755,615     594,300 X                  KENP    594,300
ECHOSTAR COMMUNICATIONS CO     OTC EQ    278762109   57,224,645   1,857,340 X                  KENP  1,857,340
EMC CORP-MASS                  COMMON    268648102    2,742,500     250,000 X                  KENP    250,000
ERIE INDEMNITY CO-CL A         OTC EQ    29530P102   32,428,708     623,629 X                  KENP    623,629
FISERV INC                     OTC EQ    337738108   15,084,831     332,558 X                  KENP    332,558
FLOWSERVE CORP                 COMMON    34354P105   26,458,500     465,000 X                  KENP    465,000
FORD MOTOR CO DEL              COMMON    345370860      905,064     130,601 X                  KENP    130,601
GSI COMMCERCE INC              OTC EQ    36238G102    3,313,497     244,900 X                  KENP    244,900
HOLLINGER INTERNATIONAL        COMMON    435569108   19,986,670   2,489,000 X                  KENP  2,489,000
HOLOGIC INC                    OTC EQ    436440101   12,340,000     250,000 X                  KENP    250,000
HUDSON HIGHLAND GROUP INC      OTC EQ    443792106   10,144,240     940,152 X                  KENP    940,152
INTER TEL INC                  OTC EQ    458372109    7,371,000     350,000 X                  KENP    350,000
INTERGRAPH CORP                OTC EQ    458683109   29,605,418     940,153 X                  KENP    940,153
JAMES RIVER COAL CO            OTC EQ    470355207    4,488,810     169,453 X                  KENP    169,453
MDS INC                        COMMON    55269P302    1,824,000     100,000 X                  KENP    100,000
NMT MEDICAL INC                OTC EQ    629294109    3,043,801     304,076 X                  KENP    304,076
NOVELIS INC                    COMMON    67000X106   79,602,146   3,688,700 X                  KENP  3,688,700
NTL INCORPORATED NEW           OTC EQ    62941W101   41,419,133   1,663,419 X                  KENP  1,663,419
NVR INC                        COMMON    62944T105      491,250       1,000 X                  KENP      1,000
PHARMACEUTICAL PRODUCT         OTC EQ    717124101    5,478,720     156,000 X                  KENP    156,000
PHI INC                        OTC EQ    69336T106      315,674      10,121 X                  KENP     10,121
PHI INC NON-VTG                OTC EQ    69336T205   17,665,753     532,101 X                  KENP    532,101
PUT AMERCN SCIEN JUL 60        PUT OP    0294296SL       42,920      11,600 X                  KENP     11,600
PUT HOLOGIC INC DEC 40         PUT OP    4364406XH      292,500     100,000 X                  KENP    100,000
R R DONNELLEY & SONS CO        COMMON    257867101    4,897,935     153,300 X                  KENP    153,300
RENOVIS INC                    OTC EQ    759885106   11,916,845     778,370 X                  KENP    778,370
REYNOLDS & REYNOLDS CO-CL      COMMON    761695105   39,913,938   1,301,400 X                  KENP  1,301,400
SEACOR HOLDINGS INC            COMMON    811904101   93,441,294   1,138,140 X                  KENP  1,138,140
SPRINT NEXTEL CORPORATION      COMMON    852061100   21,491,729   1,075,124 X                  KENP  1,075,124
TEKELEC INC                    OTC EQ    879101103   24,059,801   1,948,162 X                  KENP  1,948,162
TLC VISION CORPORATION         OTC EQ    872549100    4,242,536     926,318 X                  KENP    926,318
TXU CORP                       COMMON    873168108    9,735,606     162,830 X                  KENP    162,830

-------------------------------
SUBTOTALS
-------------------------------
VALUE TOTAL                    ENTRY TOTAL
-----------                    -----------
              914,007,226               48
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